UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 21, 2010


Check here if Amendment 	    [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Kitzinger Lautmann Capital Management Inc.

Address:  330 E Kilbourn Avenue, Suite 1180
	    Milwaukee, WI  53202



Form 13F File Number:  028-10047



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Tracey S Campbell

Title:  Operations Manager

Phone:  414.765.1234



Signature, Place, and Date of Signing:



Tracey S Campbell	                    Milwaukee, WI         February 9, 2011

-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:  275179

List of Other Included Managers:  0


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     Com              88579y101     8123    94125 SH       Sole                                      94125
ATSI Communications            Com              00209G202        1    15625 SH       Sole                                      15625
Accenture Ltd Bermuda CL A     Com              G1151C101     8150   168075 SH       Sole                                     168075
Agnico-Eagle Mines Ltd.        Com              008474108      767    10000 SH       Sole                                      10000
Anadarko Petroleum Corp.       Com              032511107      343     4500 SH       Sole                                       4500
Anthracite Capital Inc.        Com              037023108        0    30770 SH       Sole                                      30770
Arrow Electronics Inc.         Com              042735100    12269   358225 SH       Sole                                     358225
Associated Banc Corp.          Com              045487105     6146   405669 SH       Sole                                     405669
Berkley W R Corp.              Com              084423102      875    31968 SH       Sole                                      31968
Boston Scientific Corp.        Com              101137107     5775   762822 SH       Sole                                     762822
Cambrex                        Com              132011107     4494   869322 SH       Sole                                     869322
Charles Schwab Corp.           Com              808513105     9090   531275 SH       Sole                                     531275
Cisco Systems                  Com              17275r102    11346   560870 SH       Sole                                     560870
Citigroup Inc.                 Com              172967101       85    18074 SH       Sole                                      18074
Coastal South Bankshares       Com              190545103      178    11850 SH       Sole                                      11850
Crosstex Energy Inc.           Com              22765y104      243    27460 SH       Sole                                      27460
Cumulus Media Inc.             Com              231082108       47    10850 SH       Sole                                      10850
Cytec Industries Inc.          Com              232820100     7837   147700 SH       Sole                                     147700
Eli Lilly & Co.                Com              532457108      231     6600 SH       Sole                                       6600
Emerson Electric Co.           Com              291011104      405     7088 SH       Sole                                       7088
Exxon Mobil Corp.              Com              30231g102     1595    21812 SH       Sole                                      21812
Fastenal Company               Com              311900104      383     6400 SH       Sole                                       6400
Female Health Care Products    Com              314462102      114    20000 SH       Sole                                      20000
Fiserv Inc.                    Com              337738108      354     6051 SH       Sole                                       6051
General Electric Co.           Com              369604103    15126   827007 SH       Sole                                     827007
Hanesbrands Inc.               Com              410345102     6443   253675 SH       Sole                                     253675
IBM                            Com              459200101      676     4603 SH       Sole                                       4603
Intel Corp.                    Com              458140100    10810   514049 SH       Sole                                     514049
Interpublic Group Companies    Com              460690100    11402  1073649 SH       Sole                                    1073649
Johnson & Johnson              Com              478160104    10041   162343 SH       Sole                                     162343
Johnson Controls Inc.          Com              478366107      493    12908 SH       Sole                                      12908
Journal Comm. CL'A             Com              481130102     2637   522124 SH       Sole                                     522124
Kimberly-Clark Corporation     Com              494368103      243     3861 SH       Sole                                       3861
Kohls Corp.                    Com              500255104     8292   152600 SH       Sole                                     152600
Kraft Foods Inc.               Com              50075n104    11763   373298 SH       Sole                                     373298
Ladish Inc.                    Com              505754200     7237   148855 SH       Sole                                     148855
MGIC Investment Corp.          Com              552848103      856    83981 SH       Sole                                      83981
Manitowoc Inc.                 Com              563571108      184    14000 SH       Sole                                      14000
Marshall & Ilsley Corp.        Com              571837103      275    39775 SH       Sole                                      39775
McDonalds Corp.                Com              580135101      649     8453 SH       Sole                                       8453
Medtronic Inc.                 Com              585055106    10313   278048 SH       Sole                                     278048
Microsoft Corp.                Com              594918104     9150   327834 SH       Sole                                     327834
Molex Inc. Cl'A                Com              608554200     7932   420325 SH       Sole                                     420325
National Financial Partners Co Com              63607p208      183    13680 SH       Sole                                      13680
Nexity Financial Corp.         Com              65333r200        3    56001 SH       Sole                                      56001
Orion Energy System Inc.       Com              686275108      141    42240 SH       Sole                                      42240
Owens-Illinois Inc.            Com              690768403     8479   276175 SH       Sole                                     276175
Pfizer Inc.                    Com              717081103      605    34562 SH       Sole                                      34562
Procter & Gamble Co.           Com              742718109     9055   140761 SH       Sole                                     140761
Range Resources Corp.          Com              75281a109     7009   155825 SH       Sole                                     155825
Schlumberger Ltd.              Com              806857108      530     6352 SH       Sole                                       6352
Sealed Air Corp.               Com              81211k100    10181   400036 SH       Sole                                     400036
Smart Balance Inc.             Com              83169y108       95    22000 SH       Sole                                      22000
Time Warner Inc.               Com              887317303     7597   236160 SH       Sole                                     236160
Tower Automotive Inc.          Com              891707101        0   202000 SH       Sole                                     202000
US Bancorp                     Com              902973304    15165   562280 SH       Sole                                     562280
Union Pacific Corp.            Com              907818108      927    10000 SH       Sole                                      10000
United Parcel Service Cl'B     Com              911312106     8308   114460 SH       Sole                                     114460
Walgreen Co.                   Com              931422109      218     5600 SH       Sole                                       5600
Wells Fargo & Co.              Com              949746101    13309   429458 SH       Sole                                     429458